Investments in equity investees (Tables)	6 Months Ended
Jun. 30, 2017
Investments in Equity Investees
Schedule of composition of equity investees

	June 30,	December 31,
	2017	2016
	(in US$’000)
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited (“HBYS”)	63,154	63,536
Shanghai Hutchison Pharmaceuticals Limited (“SHPL”)	62,997	77,939
Nutrition Science Partners Limited (“NSPL”)	21,431	16,806
Other	242	225
	147,824	158,506

Summarized balance sheet information for significant equity investees

	Commercial Platform				Innovation Platform
	Consumer Health		Prescription Drugs		Drug R&D
	HBYS		SHPL		NSPL
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017	2016	2017	2016	2017	2016
	(in US$’000)
Current assets	142,890	123,181	139,064	146,350	13,609	5,393
Non-current assets	103,307	98,554	99,833	97,656	30,000	30,000
Current liabilities	(95,199)	(70,218)	(112,094)	(86,946)	(747)	(1,782)
Non-current liabilities	(18,214)	(18,148)	(6,656)	(6,926)	—	—
Net assets	132,784	133,369	120,147	150,134	42,862	33,611
Non-controlling interests	(6,475)	(6,297)	—	—	—	—
	126,309	127,072	120,147	150,134	42,862	33,611

Summarized statements of operations information for significant equity investees

	Commercial Platform				Innovation Platform
	Consumer Health		Prescription Drugs		Drug R&D(a)
	HBYS		SHPL		NSPL
	Six Months Ended		Six Months Ended		Six Months Ended
	June 30,		June 30,		June 30,
	2017	2016	2017	2016	2017	2016
	(in US$’000)
Revenue	123,408	122,746	129,718	126,846	—	—
Gross profit	45,933	54,873	94,964	90,743	—	—
Depreciation and amortization	(2,291)	(1,506)	(3,382)	(541)	—	—
Interest income	79	124	498	385	—	—
Finance cost	(58)	(87)	—	—	—	—
Income/(loss) before taxes	13,525	20,494	43,727	35,482	(4,749)	(4,184)
Income tax expense	(1,942)	(3,320)	(5,984)	(5,925)	—	—
Net income/(loss)	11,583	17,174	37,743	29,557	(4,749)	(4,184)
Non-controlling interests	(61)	(37)	—	—	—	—
Net income/(loss) attributable to the shareholders of equity investee	11,522	17,137	37,743	29,557	(4,749)	(4,184)

Notes:

(a)NSPL primarily incurred research and development expenses for the six months ended June 30, 2017 and 2016.

(b)For the six months ended June 30, 2017, other immaterial equity investees had net income of approximately US$22,000 while the six months ended June 30, 2016 had net loss of US$8,000.

Reconciliation of summarized financial information presented to carrying amount of investments in equity investees

	Commercial Platform				Innovation Platform
	Consumer Health		Prescription Drugs		Drug R&D
	HBYS		SHPL		NSPL
	2017	2016	2017	2016	2017	2016
	(in US$’000)
Opening net assets after non-controlling interests as at January 1	127,072	121,523	150,134	93,263	33,611	18,093
Net income/(loss) attributable to the shareholders of equity investee	11,522	17,137	37,743	29,557	(4,749)	(4,184)
Dividend declared	(14,615)	(6,000)	(70,619)	(25,833)	—	—
Other comprehensive income/(loss)	2,330	(3,196)	2,889	(2,340)	—	—
Investments	—	—	—	—	14,000	10,000
Capitalization of loans	—	—	—	—	—	14,000
Closing net assets after non-controlling interests as at June 30	126,309	129,464	120,147	94,647	42,862	37,909
Group’s share of net assets	63,154	64,732	60,074	47,324	21,431	18,954
Goodwill	—	—	2,923	3,000	—	—
Carrying amount of investments as at June 30	63,154	64,732	62,997	50,324	21,431	18,954

Schedule of future aggregate minimum payments under non-cancellable operating lease agreements

	June 30,	December 31,
	2017	2016
	(in US$’000)
Not later than 1 year	1,480	1,511
Between 1 to 2 years	797	1,184
Between 2 to 3 years	300	—
Between 3 to 4 years	135	—
Between 4 to 5 years	113	—
Total minimum lease payments	2,825	2,695

Schedule of equity investees capital commitments

	June 30,	December 31,
	2017	2016
	(in US$’000)
Property, plant and equipment
Contracted but not provided for	3,348	6,162